INCOME TAXES (Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
The Netherlands' statutory rate	25.00%	25.00%	25.00%
Effective loss (income) tax benefit from continuing operations at statutory rate	$ (408)	$ 1,578	$ 1,944
Rate differential	104	(6)	199
Non-deductible income (expense)	(46)	(67)	(269)
Adjustments to prior year tax losses	(105)	45
Changes in valuation allowance	823	(63)	(1,811)
Other	(458)	(461)	(286)
Total income tax benefit (expense)	$ (90)	$ 1,026	$ (223)